Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Apr. 28, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Jordan Opportunity Fund | Jordan Opportunity Fund
Risk/Return:
Trading Symbol	JORDX